TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 499,283	$ 424,810
30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.82%	0.49%
31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.08%	1.47%
61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	4.81%	3.31%
91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	9.02%	8.90%
121-180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	26.60%	31.18%
181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	84.13%	82.05%
> 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 519,951	$ 432,024
Cost | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	104,024	65,306
Cost | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	21,442	18,367
Cost | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	7,775	9,335
Cost | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,856	4,326
Cost | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,090	5,301
Cost | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,083	1,359
Cost | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	8,283	859
Cost | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,644	2,303
Cost | Total
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	161,197	107,156
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	20,668	7,214
Allowance for doubtful accounts | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	853	320
Allowance for doubtful accounts | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	446	270
Allowance for doubtful accounts | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	374	309
Allowance for doubtful accounts | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	438	385
Allowance for doubtful accounts | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,354	1,653
Allowance for doubtful accounts | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,276	1,115
Allowance for doubtful accounts | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	8,283	859
Allowance for doubtful accounts | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,644	2,303
Allowance for doubtful accounts | Total
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 20,668	$ 7,214